Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Key Assumptions to Apply to Model

Key assumptions used to apply this model upon issuance were as follows:

Weighted Average on Grant Date
Dividend yield	—
Expected volatility	85.92%
Risk-free rate of return	1.43%
Expected term (years)	6.31
Fair Value per share	$3.65

The weighted average assumptions used in the Black-Scholes option pricing model related to awards issued under the 2008 Plan for the year ended Dec 31, 2014 are as follows. No awards were issued in 2015 under this plan.

Year Ended December 31,
2014
Dividend yield	—
Expected volatility	99%
Risk-free rate of return	1.7%
Expected term (years)	6.1

The weighted average assumptions used in the Black-Scholes option pricing model related to awards issued under the 2014 Plan for the year ended December 31, 2014 and 2015 are as follows:

	Year Ended December 31
	2014	2015
Dividend yield	—	—
Expected volatility	78%	80%
Risk-free rate of return	0.9%	1.7%
Expected term (years)	6.0	6.0

Schedule of Stock Option Activity

As a result of the cancellation of the 2008 and 2014 Employee Equity Compensation Plans stock option activity for the six months ended June 30, 2016 was as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	21,423,004	$1.82	5.9 years	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited / Cancelled	(21,423,004)	1.82	—	—
Expired	—	—	—	—

Options outstanding at June 30, 2016	—	$—	—	—

2016 Employee Equity Compensation Plan Stock option activity for the six months ended June 30, 2016 was as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	—	$—	—	—
Granted	1,789,000	5.00	10.00 years	—
Exercised	—	—	—	—
Forfeited / Cancelled	(25,000)	5.00	—	—
Expired	—	—	—	—

Options outstanding at June 30, 2016	1,764,000	$5.00	9.85 years	—

Stock option activity prior to the recapitalization under the Private Company 2008 Plan as of December 31 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	22,208,215	1.27	7.71 years	—

Granted	842,641	1.87
Exercised	(98,089)	0.39		18
Canceled/forfeited	(1,295,085)	0.92

Outstanding—December 31, 2014	21,657,682	1.33	6.85 years	—

Granted	—	—
Exercised	—
Canceled/forfeited	(1,350,532)	1.74

Outstanding—December 31, 2015	20,307,149	1.30	5.75 years	—

The Private Company stock option activity under the Private Company 2014 Plan prior to the recapitalization for the years ended December 31, 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	—	$—	—	$—
Granted	1,167,615	11.21	—
Exercised	—	—
Canceled/forfeited	(6,307)	11.14

Outstanding—December 31, 2014	1,161,308	$11.21	9.59 years	$1,827

Granted	6,616	12.78	—
Exercised	—	—
Canceled/forfeited	(52,089)	11.26

Outstanding—December 31, 2015	1,115,855	11.23	8.59 years	—

Exercisable December 31, 2015	777,694	11.21	8.58 years	—

Vested and expected to vest at December 31, 2015	1,022,000	11.22	8.58 years	—

Time Based Restricted Stock [Member]
Schedule of Time-Based Restricted Stock Awards

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	—
Awards granted	404,800
Stock issued	—
Awards forfeited	—

Non-vested awards outstanding at June 30, 2016	404,800